Filed with the Securities and Exchange Commission on August 14, 2026.
Registration No. 333-285624

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM
N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 POST-EFFECTIVE AMENDMENT NO. 6	☒ ☒
EQUITABLE FINANCIAL LIFE INSURANCE COMPANY
(Name of Insurance Company)
1345 Avenue of the Americas, New York, New York 10105
(Address of Insurance Company’s Principal Executive Offices)
Insurance Company’s Telephone Number, including Area C
o
de:
(212) 554-1234

ALFRED AYENSU-GHARTEY
VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
Equitable Financial Life Insurance Company
1345 Avenue of the Americas, New York, New York 10105
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continous
It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”).
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☒	Insurance Company relying on Rule 12h-7 under the Exchange Act
☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

This Post-Effective Amendment No. 6 (“PEA”) to the Form
N-4
Registration Statement
No. 333-285624
(“Registration Statement”) of Equitable Financial Life Insurance Company is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplements and Part C. This Post-Effective Amendment No. 6 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 1, filed on April 22, 2026.

Equitable Financial Life Insurance Company of America
Equitable Financial Life Insurance Company

Supplement dated August 14, 2026 to the current Statutory Prospectus for Structured Capital Strategies
®
Premier

This Supplement modifies certain information in the Statutory Prospectus, dated May 1, 2026, and in any supplements to the Statutory Prospectus (collectively, the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center at 877-899-3743.

The Supplement provides information regarding: (1) Dual Direction Downside Advantage Segments, (2) Optimal Mix Segments, (3) 3 month Segment Duration, (4)
-5%
and
-100%
Segment Buffers, (5) Exchange-Traded Products, and (6) the optional Maturity Gains Transfer Program.

(1) Dual Direction Downside Advantage Segment Option

We are adding a new Segment Option – Dual Direction Downside Advantage.

For Dual Direction Downside Advantage Segments, the Segment Rate of Return is calculated as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
multiplied by the Participation Rate is greater than the Performance Cap Rate	equal to the Performance Cap Rate minus the cumulative Contract Fee
multiplied by the Participation Rate is between the Performance Cap Rate and zero (or equal to either)*	equal to the Index Performance Rate multiplied by the Participation Rate minus the cumulative Contract Fee
is negative by a percentage equal to or less than the Segment Buffer	equal to two times the absolute value of the Index Performance Rate minus the cumulative Contract Fee
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer minus the cumulative Contract Fee
*	If the Index Performance Rate is zero, the Segment Rate of Return is zero minus the Contract Fee.

Please note:

•	Because of the way the Segment Rate of Return is calculated for Dual Direction Downside Advantage Segments, when the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, for a Dual Direction Downside Advantage Segment with a
-15%
Segment Buffer, if the Index Performance Rate is
-15.00%
on the Segment Maturity Date the Segment Rate of Return is 30.00% minus the applicable Contract Fee whereas, if the Index Performance Rate is
-15.01%
on the Segment Maturity Date the Segment Rate of Return is
-0.01%
minus the applicable Contract Fee.

•	Because of the way the Segment Rate of Return is calculated for Dual Direction Downside Advantage Segments, in certain situations the Segment Rate of Return may be greater for negative Index Performance Rates than for the corresponding positive Index Performance Rates. For example, for a Dual Direction Downside Advantage Segment with a Performance Cap Rate of 10% and a
-15%
Segment Buffer, if the Index Performance Rate is
-14%
on the Segment Maturity Date the Segment Rate of Return is 28% minus the applicable Contract Fee whereas, if the Index Performance Rate multiplied by the Participation Rate is 14% on the Segment Maturity Date the Segment Rate of Return is 10% minus the applicable Contract Fee.

Please see Appendix “Investment Options available under the contract” for a list of the current Dual Direction Downside Advantage Segment Types.

Dual Direction Downside Advantage Segment example
: For the S&P 500 Price Return Index Dual Direction Downside Advantage/1
year/-10%
Segment Type, a Segment could be established as S&P 500 Price Return Index Dual Direction Downside Advantage/1 year/-10% with a 10% Performance Cap Rate for a Select contract. This means that you will participate in the performance of the S&P 500 Price Return Index for one year starting from the Segment Start Date. The following examples assume no withdrawals. If the Index performs positively during this period, your Segment Rate of Return could be as much as

SCS Premier/New Biz-In Force	Catalog No. 800320
#128340

8.5% after deducting a Contract Fee (8.5% = 10% Performance Cap Rate – 1.5% Contract Fee). If the Index performs negatively but not more negatively than the Segment Buffer during this period, at maturity your Segment Rate of Return will be equal to two times the absolute value of the Index’s negative performance minus the Contract Fee. This means that if the Index performs negatively down to and including -10%, your Segment Rate of Return will be from -1.5%
(-1.5%
= 0% – 1.5%) to 18.5% (18.5% = 20% – 1.5%). If the Index performs more negatively than the Segment Buffer, your Segment Rate of Return will be negative equal to the percentage loss in the Index which exceeds the Segment Buffer minus the Contract Fee. If the Index is flat (0% return), your Segment Rate of Return will be
-1.5%
(-1.5%
= 0% – 1.5%).
Please note:
The absolute value of a number is simply that number without regard to it being positive or negative (e.g., without regard to its mathematical sign). For example, the absolute value of
-3
is 3. Therefore, for purposes of the Segment Rate of Return calculation, the absolute value of the Index Performance Rate is simply the Index Performance Rate without regard to its mathematical sign (e.g., the absolute value of a
-3%
Index Performance Rate is 3%). Please note: The Participation Rate applies to positive Index Performance Rates. If the Index Performance Rate is negative, we will not apply a Participation Rate even though we calculate the Segment Rate of Return using the absolute value of a negative Index Performance Rate. If the Index Performance Rate is more negative than the Segment Buffer, the Segment Rate of Return will be negative to the extent of the percentage exceeding the Segment Buffer minus the Contract Fee.

Dual Direction Downside Advantage Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer. This is because the Segment Rate of Return for Dual Direction Downside Advantage Segments is equal to two times the absolute value of the Index Performance Rate for certain negative returns. Note: Dual Direction Downside Advantage Segments will generally have higher
positive Segment Rates of Return than Dual Direction Segments with the same Index, Segment Duration, and Segment Buffer when the Index Performance Rate is negative (up to the Segment Buffer). Dual Direction Downside Advantage Segments will generally have lower Performance Cap Rates and therefore lower
positive Segment Rates of Return than Dual Direction Segments with the same Index, Segment Duration, and Segment Buffer when the Index Performance Rate is positive.

Dual Direction Downside Advantage Segments may have Participation Rates in excess of 100% for positive Index Performance Rates that vary from Segment to Segment and which will be provided alongside the Performance Cap Rates for those Segments at least one week before the Segment Start Date and are incorporated into the Prospectus by reference from www.equitable.com/scspremier.

Risk Factors unique to Dual Direction Downside Advantage Segments

•	Because of the way the Segment Rate of Return is calculated for Dual Direction Downside Advantage Segments:

—
When the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, for a Dual Direction Downside Advantage Segment with a
-15%
Segment Buffer, if the Index Performance Rate is
-15.00%
on the Segment Maturity Date the Segment Rate of Return is 30.00% (less the Contract Fee), two times the absolute value of the negative performance, whereas, if the Index Performance Rate is
-15.01%
on the Segment Maturity Date the Segment Rate of Return is
-0.01%
(less the Contract Fee).

—
The Segment Rate of Return may be greater for negative Index Performance Rates than for the corresponding positive Index Performance Rates. For example, for a Dual Direction Downside Advantage Segment with a Performance Cap Rate of 10% and a
-15%
Segment Buffer, which credits two times the absolute value to the Segment Buffer, if the Index Performance Rate is
-14%
on the Segment Maturity Date the Segment Rate of Return is 28% (less the Contract Fee) whereas, if the Index Performance Rate is 14% on the Segment Maturity Date the Segment Rate of Return is 10% (less the Contract Fee).

The following examples illustrate how we calculate and credit interest for Dual Direction Downside Advantage Segments assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals.

For purposes of this example, the following assumptions have been made:

•	1-Year Segments • Select contract (Contract Fee =1.5%) • Performance Cap Rate = 10%

•	Segment Buffer = -10% • Participation Rate = 100% unless otherwise noted

No optional death benefit charge is reflected in the examples. The returns would be lower if reflected.

Dual Direction Downside Advantage Examples

Dual Direction Downside Advantage Examples
15%
8.5%
7%
5.5%
12.5%
10% Performance Cap Rate
10%
0%
-10%
-7%
-14%
-5.5%
-10% Segment Buffer
Example 1
Example 2
Example 3
Example 4
Index Performance Rate X Participation Rate
Index Performance Rate
Segment Rate of Return

Upside potential
equals 100% of the Index Performance Rate up to the 10% Performance Cap Rate less the Contract Fee.

•	Example 1: If the Index Performance Rate multiplied by the Participation Rate is 15%, which is greater than the Performance Cap Rate, the Segment Rate of Return would be 8.5% (8.5% = 10% Performance Cap Rate – 1.5% Contract Fee).

•	Example 2: If the Index Performance Rate multiplied by the Participation Rate is 7%, which is less than the Performance Cap Rate, the Segment Rate of Return would be 5.5% (5.5% = 7% Index Performance Rate – 1.5% Contract Fee).

Growth Potential with negative returns
within or equal to the Segment Buffer equals two times the absolute value of the Index Performance Rate less the Contract Fee.

•	Example 3: If the Index Performance Rate is -7%, which is within the Segment Buffer, the Segment Rate of Return would be 12.5% (12.5% = 14% – 1.5% Contract Fee).

Partial downside protection
is provided through the Segment Buffer where Index losses more negative than the Segment Buffer reduce your value by the excess and the Contract Fee.

•	Example 4: If the Index Performance Rate is -14%, which is more negative than the Segment Buffer, the Segment Rate of Return would be -5.5% (-5.5% = -4% – 1.5% Contract Fee).

(2) Optimal Mix Segment Option

We are adding a new Segment Option – Optimal Mix.

For Optimal Mix Segments, the Segment Rate of Return is calculated as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
multiplied by the Participation Rate exceeds the Performance Cap Rate	equal to the Performance Cap Rate minus the cumulative Contract Fee
multiplied by the Participation Rate is positive but less than or equal to the Performance Cap Rate	equal to the Index Performance Rate multiplied by the Participation Rate minus the cumulative Contract Fee
is flat or negative by a percentage equal to or less than the Segment Buffer	equal to 0% minus the cumulative Contract Fee

If the Index Performance Rate:	Your Segment Rate of Return will be:
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer minus the cumulative Contract Fee

Optimal Mix Segments, like other Segments, use the Index Performance Rate to determine your Segment Maturity Value. With other Segment Options, your Index Performance Rate is based on one Index. Optimal Mix Segments, however, use a cumulative weighted average of multiple component Indices in calculating the Index Performance Rate. Currently, we offer Optimal Mix U.S. Segments (which use a cumulative weighted average of three component Indices) and Optimal Mix Global Segments (which use a cumulative weighted average of four component Indices).

Optimal Mix U.S. Segments

•	Component Indices – S&P 500 Price Return Index, Russell 2000 ® Price Return Index, and NASDAQ-100 Price Return Index.

•	Cumulative Weighting of Component Indices – 50% weighting to the best performing Index during the Segment Duration plus
30% weighting to the second best performing Index during the Segment Duration plus
20% weighting to the third best performing Index during the Segment Duration.

Optimal Mix Global Segments

•	Component Indices – S&P 500 Price Return Index, Russell 2000 ® Price Return Index, NASDAQ-100 Price Return Index, and MSCI EAFE Price Return Index.

•	Cumulative Weighting of Component Indices – 40% weighting to the best performing Index during the Segment Duration plus
30% weighting to the second best performing Index during the Segment Duration plus
20% weighting to the third best performing Index
plus
10% weighting to the fourth best performing Index during the Segment Duration.

To illustrate how the Index Performance Rate is calculated for Optimal Mix Segments, assume that the following returns for the Segment Duration:

Example 1	Example 2
• S&P 500 Price Return Index return is 20% • Russell 2000 ® Price Return Index return is 10% • NASDAQ-100 Price Return Index return is 8% • MSCI EAFE Price Return Index return is 2%	• S&P 500 Price Return Index return is -20% • Russell 2000 ® Price Return Index return is -10% • NASDAQ-100 Price Return Index return is -10% • MSCI EAFE Price Return Index return is 0%

Example 1
:

Optimal Mix U.S. Index Performance Rate would be 14.6% = (20%*50% + 10%*30% + 8%*20%).
Optimal Mix Global Index Performance Rate would be 12.8% = (20%*40% + 10%*30% + 8%*20% + 2%*10%).

Example 2
:

Optimal Mix U.S. Index Performance Rate would be
-12%
=
(-10%*50%
+
-10%*30%
+
-20%*20%).
Optimal Global Mix Index Performance Rate would be
-7%
= (0%*40% +
-10%*30%
+
-10%*20%
+
-20%*10%).

Please see Appendix “Investment Options available under the contract” for a list of the current Optimal Mix Segment Types.

Optimal Mix Segment example
: For the Optimal Mix U.S./6
year/-10%
Segment Type, a Segment could be established as Optimal Mix U.S./6 year/-10%
with a 60% Performance Cap Rate and a 100% Participation Rate for a Select contract. This means that you will participate in the cumulative weighted performance of the three component Optimal Mix U.S. Indices for six years starting from the Segment Start Date. The following examples assume no withdrawals. If the cumulative weighted average of the three component Optimal Mix U.S. Indices is positive during this period, your Segment Rate of Return could be as much as 51% after deducting a Contract Fee that is applied cumulatively for a 6 year Segment (the cumulative Contract Fee over 6 years is 7.5% for Series B and 9.0% for Select) for that Segment Duration (51% = 60% Performance Cap Rate – 9% cumulative Contract Fee). If the cumulative weighted average of the three component Optimal Mix U.S. Indices is negative during this period, at maturity you will be protected from the first 10% of the negative cumulative weighted average. If the cumulative weighted average of the three component Optimal Mix U.S. Indices performance is between
-10%
and 0%, your Segment Rate of Return will be equal to
-9%
(-9%
= 0% – 9%). If the cumulative weighted average of the three component Optimal Mix U.S. Indices is more negative than the Segment Buffer, the Segment Rate of Return will be negative to the extent of the percentage exceeding the Segment Buffer minus the Contract Fee.

Optimal Mix Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer. This is because Optimal Mix Segments use a weighted average to calculate the Index Performance Rate.

Risk Factors unique to Optimal Mix Segments

•	Because of the way the Index Performance Rate is calculated for Optimal Mix Segments, an Optimal Mix Segment’s Index Performance Rate will always be worse than if the Index Performance Rate was calculated using only the best performing component Index.

The following examples illustrate how we calculate and credit interest for Optimal Mix Segments assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals.

For purposes of this example, the following assumptions have been made:

•	1-Year Segments • Select contract (Contract Fee =1.5%) • Performance Cap Rate = 10%

•	Segment Buffer = -10% • Participation Rate = 100% unless otherwise noted

No optional death benefit charge is reflected in the examples. The returns would be lower if reflected.

Optimal Mix Examples

Optimal Mix Examples
15%
8.5%
10% Performance Cap Rate
10%
7%
5.5%
0%
-1.5%
-5%
-5.5%
-10%
-10% Segment Buffer
-14%
Example 1
Example 2
Example 3
Example 4
Index Performance Rate X Participation Rate
Index Performance Rate
Segment Rate of Return

Upside potential
equals 100% of the Optimal Mix Index Performance Rate up to the 10% Performance Cap Rate less the Contract Fee.

•	Example 1: If the Optimal Mix Index Performance Rate multiplied by the Participation Rate is 15%, which is greater than the Performance Cap Rate, the Segment Rate of Return would be 8.5% (8.5% = 10% Optimal Mix Performance Cap Rate – 1.5% Contract Fee).

•	Example 2: If the Optimal Mix Index Performance Rate multiplied by the Participation Rate is 7%, which is less than the Performance Cap Rate, the Segment Rate of Return would be 5.5% (5.5% = 7% Optimal Mix Index Performance Rate – 1.5% Contract Fee).

Partial downside protection
is provided through the Segment Buffer where Optimal Mix Index losses within the Segment Buffer are protected less the Contract Fee. Optimal Mix Index losses more negative than the Segment Buffer reduce your value by the excess and the Contract Fee.

•	Example 3: If the Optimal Mix Index Performance Rate is -5%, which is within the Segment Buffer, the Segment Rate of Return would be -1.5% (-1.5% = 0% – 1.5% Contract Fee).

•	Example 4: If the Optimal Mix Index Performance Rate is -14%, which is more negative than the Segment Buffer, the Segment Rate of Return would be -5.5% (-5.5% = -4% – 1.5% Contract Fee).

(3) 3 month Segment Duration

We are adding 3 month Segment Durations for use with certain Segments. Please see Appendix “Investment Options available under the contract” for a list of the current Segment Types with a 3 month Segment Duration.

The minimum Performance Cap Rate for 3 month Segment Types is 0.5%.

We deduct a Contract Fee from each Segment of the SIO based on the total number of days in the Segment Duration. The charge is equal to an annual rate of 1.25% (and a daily rate of 0.003425%) for Series B contracts or an annual rate of 1.50% (and a daily rate of 0.00411%) for Select contracts for each Segment for the Segment Duration and is deducted when calculating the Segment Rate of Return on the Segment Maturity Date. Since the Contract Fee is based on the total number of days in the Segment Duration, the total Contract Fee for a 3 month Segment is approximately 0.312% for Series B contracts and approximately 0.374% for Select contracts (using 91 days). A pro rata portion of the Contract Fee is deducted from the Segment Interim Value if a partial withdrawal (including a systematic withdrawal, required minimum distribution, and deduction to pay the optional death benefit charge) is taken, there is payment of a death claim, or the contract is surrendered, or annuitized, or a transfer out of a Segment is made before the end of the 3-month period.

(4)
-5%
and
-100%
Segment Buffers

We are adding
-5%
and
-100%
Segment Buffers for use with certain Segments. Please see Appendix “Investment Options available under the contract” for a list of the current Segment Types with a
-5%
or
-100%
Segment Buffer.

With the addition of the
-5%
and
-100%
Segment Buffers, please note:

•
On a Segment Maturity Date, the highest level of protection provided by a Segment Buffer is the
-100%
Segment Buffer and lowest level of protection provided by a Segment Buffer is the
-5%
Segment Buffer.

•
You could lose as much as 60% (for Segments with a
-40%
Segment Buffer) to 95% (for Segments with a
-5%
Segment Buffer) of your principal and previously credited interest due to negative index performance at Segment maturity, depending on the Segment Buffer applicable to the Segment in which you invest.

•	You will not lose any of your principal and previously credited interest due to negative index performance at Segment maturity, with a -100% Segment Buffer.

(5) Exchange-Traded Products

We are adding Segment Types that will calculate the Segment Rate of Return based on the performance of an exchange-traded product. Throughout the prospectus we refer to securities indices and exchange traded products using the term Index or collectively Indices.

Exchange-Traded Products
. The following exchange-traded product is currently available:

iShares Bitcoin Trust ETF
. The iShares Bitcoin Trust ETF is an exchange-traded product that offers exposure to Bitcoin and seeks to reflect the performance of the price of Bitcoin, less the Trust’s expenses and liabilities. The Trust holds Bitcoin and values its shares based on the value of bitcoin held by the Trust, as determined by reference to a pricing source selected by the sponsor.

The price of the iShares Bitcoin Trust ETF will reflect expenses and fees that will reduce its relative performance.
An investment in a Segment that calculates its Segment Rate of Return based on the iShares Bitcoin Trust ETF is not an investment in bitcoin or any digital asset.
The performance of the iShares Bitcoin Trust ETF is based on its closing value (e.g., share price) and, therefore, the performance used to calculate the Segment Rate of Return for Segments using the iShares Bitcoin Trust ETF is also based on the iShares Bitcoin Trust ETF’s share price. Since the iShares Bitcoin Trust ETF only has non-dividend paying holdings (Bitcoins and Cash), there is no impact on performance from using share price as opposed to total return. If you would like to request additional information about the iShares Bitcoin Trust ETF, contact the customer service group or your financial professional.

The availability of Segment Types using the iShares Bitcoin Trust ETF, as well as investment restrictions involving Segment Types using the iShares Bitcoin Trust ETF, vary depending on which death benefit you have on your contract:

•
Highest Anniversary Value Death Benefit or Greater of Death Benefit
. Segment Types using the iShares Bitcoin Trust ETF are not available if you have the optional Highest Anniversary Value Death Benefit or optional Greater of Death Benefit.

•
Return of Premium Death Benefit or Standard (Account Value) Death Benefit
. Investment into Segment Types using the iShares Bitcoin Trust ETF is generally restricted to 25% of your contribution or account value if you have the Return of Premium Death Benefit or standard (account value) death benefit as follows:

—
Contributions: You cannot allocate more than 25% of your initial contribution or each subsequent contribution to Segment Types using the iShares Bitcoin Trust ETF. If you try to allocate more, the entire contribution transaction will be considered not in good order.

—
Transfers: You cannot transfer into Segment Types using the iShares Bitcoin Trust ETF if, using the contract’s account value (which includes the Segment Interim Value of any active Segments) from the previous day, the transfer would result in more than 25% of the account value invested in Segment Types using the iShares Bitcoin Trust ETF. If the transfer request would exceed the 25% threshold, the entire transfer will be considered not in good order and cancelled.

—
Segment Maturity Value: If your Segment maturity instructions are “allocations on file”, then you are limited to investing only the portion of your Segment Maturity Value in Segment Types using the iShares Bitcoin Trust ETF that would not cause your account value (which includes the Segment Interim Value of any active Segments) as of the close on the Segment Maturity Date, to exceed 25% of the account value invested in Segment Types using the iShares Bitcoin Trust ETF. Any excess Segment Maturity Value that would have otherwise been invested in Segment Types using the iShares Bitcoin Trust ETF will be transferred to the GIO. If directed to multiple Segment Types using the iShares Bitcoin Trust ETF, the allowable amount will be invested pro-rata
among the Segment Types using the iShares Bitcoin Trust ETF based on their “allocations on file” with any excess amounts transferred to the GIO. If your Segment maturity instructions are “rollover into the same Segment Type”, then your entire Segment Maturity Value can rollover into the new Segment although we reserve the right to restrict it in the future.

You cannot start a Dollar Cap Averaging program if you have any account value allocated to or invested in Segment Types using the iShares Bitcoin Trust ETF. If you transfer account value to a Segment Type using the iShares Bitcoin Trust ETF after a Dollar Cap Averaging Program has started, the Dollar Cap Averaging Program will not make future transfers to that Segment. If you select a Dollar Cap Averaging Program, you cannot invest in Segment Types using the iShares Bitcoin Trust ETF until the Dollar Cap Averaging Program ends.

Risk Factors unique to iShares Bitcoin Trust ETF

•
The trading prices of many digital assets, including bitcoin, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of bitcoin, could have a material adverse effect on the value of the shares of the iShares Bitcoin Trust ETF, and the shares could lose all or substantially all of their value.

•	The iShares Bitcoin Trust ETF is not an investment company registered under the Investment Company Act of 1940, and therefore is not subject to the same regulatory requirements as mutual funds or ETFs registered under the Investment Company Act of 1940. The Trust is not a commodity pool for purposes of the Commodity Exchange Act.

•	Investing in digital assets involves significant risks due to their extreme price volatility and the potential for loss, theft, or compromise of private keys. The value of the iShares Bitcoin Trust ETF shares is closely tied to acceptance, industry developments, and governance changes, making them susceptible to market sentiment. Digital assets represent a new and rapidly evolving industry, and the value of the iShares Bitcoin Trust ETF shares depends on their acceptance. Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges. Investing in the iShares Bitcoin Trust ETF comes with risks that could impact the iShares Bitcoin Trust ETF’s share value, including large-scale sales by major investors, security threats like breaches and hacking, negative sentiment among speculators, and competition from central bank digital currencies and financial initiatives using blockchain technology. A disruption of the internet or a digital asset network would affect the ability to transfer digital assets and, consequently, would impact their value. There can be no assurance that security procedures designed to protect the iShares Bitcoin Trust ETF’s assets will actually work as designed or prove to be successful in safeguarding the iShares Bitcoin Trust ETF’s assets against all possible sources of theft, loss or damage.

•	If you have the optional Greater of Death Benefit or optional Highest Anniversary Value Death Benefit, you cannot invest in Segment Types using the iShares Bitcoin Trust ETF.

•	If you have the Return of Premium Death Benefit or Standard (Account Value) Death Benefit, you cannot allocate more than 25% of your initial contribution to Segment Types using the iShares Bitcoin Trust ETF. If you try to allocate more, the entire contribution transaction will be considered not in good order.

•	If you have the Return of Premium Death Benefit or Standard (Account Value) Death Benefit, you cannot allocate more than 25% of any subsequent contribution to Segment Types using the iShares Bitcoin Trust ETF. If you try to allocate more, the entire contribution transaction will be considered not in good order.

•	If you have the Return of Premium Death Benefit or Standard (Account Value) Death Benefit, you cannot transfer into Segment Types using the iShares Bitcoin Trust ETF if, using the account value (which includes the Segment Interim Value of any active Segments) from the previous day, the transfer will result in more than 25% of the account value invested in Segment Types using the iShares Bitcoin Trust ETF. If the transfer would exceed the 25% threshold, the entire transfer will be cancelled.

•	If you have the Return of Premium Death Benefit or Standard (Account Value) Death Benefit, and your Segment maturity instructions are “allocations on file”, you are limited to investing the portion of your Segment Maturity Value in Segment Types using the iShares Bitcoin Trust ETF that would not cause your account value (which includes the Segment Interim Value of any active Segments) as of the close on the Segment Maturity Date, to exceed 25% of the account value invested in Segment Types using the iShares Bitcoin Trust ETF. Any excess Segment Maturity Value that would have otherwise been invested in a new Segment Type using the iShares Bitcoin Trust ETF will be transferred to the GIO.

•	If you have the Return of Premium Death Benefit or Standard (Account Value) Death Benefit, and your Segment maturity instructions are “rollover into the same Segment Type”, then the entire amount of your Segment Maturity Value in Segment Types using the iShares Bitcoin Trust ETF will rollover into the same Segment Types using the iShares Bitcoin Trust ETF, although we reserve the right to restrict it in the future.

•	You cannot start a Dollar Cap Averaging program if you have any account value allocated to or invested in Segment Types using the iShares Bitcoin Trust ETF. If you transfer account value to a Segment Type using the iShares Bitcoin Trust ETF after a Dollar Cap Averaging Program has started, the Dollar Cap Averaging Program will not make future transfers to that Segment. If you select a Dollar Cap Averaging Program, you cannot invest in Segment Types using the iShares Bitcoin Trust ETF until the Dollar Cap Averaging Program ends.

The bar chart shown below provides the iShares Bitcoin Trust ETF (“Index”) annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% Performance Cap Rate and a hypothetical -10% Segment Buffer. The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.

The performance below is NOT the performance of any Segment of the SIO. Your performance under the contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Segments of the SIO, and does not reflect contract fees and charges, including withdrawal charges and negative Segment Interim Value adjustments, which reduce performance.

(6) Maturity Gains Transfer Program

Under the Maturity Gains Transfer Program, you can elect to transfer Segment maturity gains (e.g., amounts in excess of your Segment Investment) from maturing Segments to the GIO and transfer the remaining principal according to your Segment maturity instructions at the close of business on the Segment Maturity Date. If there are no Segment maturity gains in a Segment, a transfer to the GIO will not occur for that Segment, and the entire Segment Maturity Value will be allocated according to your Segment maturity instructions. There is no charge for the Maturity Gains Transfer Program and you can cancel it at any time.

For example, assume $100,000 is invested in a 3 month S&P 500 Standard Segment with a 3.2% Performance Cap Rate and
-5%
Segment Buffer and the Segment maturity instructions specify rollover into the same Segment Type and the Maturity Gains Transfer Program is activated.

•	If the Segment Rate of Return is 5% on the Segment Maturity Date, the $3,200 Segment maturity gain (less the Contract Fee) will transfer into the GIO and the remaining $100,000 of principal will go into a new 3 month S&P 500 Standard Segment.

•	If the Segment Rate of Return is
-2%
on the Segment Maturity Date, there is no Segment maturity gain so nothing will transfer into the GIO and the remaining $100,000 of principal (less the Contract Fee) will go into a new 3 month S&P 500 Standard Segment.

•	If the Segment Rate of Return is
-6%
on the Segment Maturity Date, there is no Segment maturity gain so nothing will transfer into the GIO and the $99,000 of principal (less the Contract Fee) will go into a new 3 month S&P 500 Standard Segment.

Please note the following under the Maturity Gains Transfer Program:

•
By periodically transferring gains into the GIO rather than reinvesting them in the Segments, you will miss out on compounding market returns (which may be positive) and that, over time, this could result in a significantly lower account value.
You should speak to your financial professional to determine whether forgoing the potential for exponential market growth in your account value is appropriate for you.

•	Once activated, the Maturity Gains Transfer Program will apply to all Segments. You can cancel the Program at any time.

•	If your Segment maturity instructions specify a full withdrawal, that Segment will not participate in the Maturity Gains Transfer Program.

•	Maturity Gains Transfers do not count toward the transfers under the contract that may be subject to a transfer charge.

Maturity Gains Transfers are subject to the limitations specified in “Transferring your account value” in the Prospectus.

Appendix: Investment Options available under the contract

Index-Linked Options

The following is a list of Segments of the SIO currently available under the contract. We may change the features of the Segments listed below (including the Index and the current limits on Index gains and losses), offer new Segments, and terminate existing Segments. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on index gains is available at www.equitable.com/scspremier. See “Structured Investment Option” in “Purchasing the contract” for additional information about the Indices, the Segment Rate of Return calculation methods, and the operation of the Segment Buffer, Performance Cap Rate, Participation Rate, and Step Rate. Depending on the benefits you choose, you may not be able to invest in certain Investment Options, as noted below.

Note: If amounts are removed from a Segment before the Segment Maturity Date, we will apply a Segment Interim Value adjustment. This may result in a significant reduction in your account value that could exceed any protection from Index loss that would be in place if you held the option until the Segment Maturity Date. See “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” for more information about Segment Interim Value.

					Minimum Limit on Index Gains for the Life of the Segment
Index	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss if held until Segment Maturity Date (Segment Buffer)	Performance Cap Rate	Participation Rate	Step Rate

S&P 500 Price Return Index*	Market Index	6 year 1 year 3 month	Standard	-10%; -15%; -20%; -40%; -100% -10%; -15%; -20%; -40%; -100% -5%; -10%; -15%	12% 2% 0.5%	100%	NA

Russell 2000 ® Price Return Index*	Market Index	6 year 1 year 3 month	Standard	-10%; -15%; -20%; -40%; -100% -10%; -15%; -20%; -40%; -100% -5%; -10%; -15%	12% 2% 0.5%	100%	NA

MSCI EAFE Price Return Index*	Market Index	6 year 1 year 3 month	Standard	-10%; -15%; -20%; -40%; -100% -10%; -15%; -20%; -40%; -100% -5%; -10%; -15%	12% 2% 0.5%	100%	NA

NASDAQ-100 Price Return Index*	Market Index	6 year 1 year 3 month	Standard	-10%; -15%; -20%; -40%; -100% -10%; -15%; -20%; -40%; -100% -5%; -10%; -15%	12% 2% 0.5%	100%	NA

iShares Bitcoin Trust ETF	Exchange-Traded Product	1 year	Standard	-10%; -15%; -20%; -40%	2%	100%	NA

S&P 500 Price Return Index*	Market Index	6 year 1 year	Step Up	-10%; - 20%; -40% -10%; -15%; -20%; -40%	12% 2%	100%	NA

Russell 2000 ® Price Return Index*	Market Index	1 year	Step Up	-10%; -15%; -20%; -40%	2%	100%	NA

MSCI EAFE Price Return Index*	Market Index	1 year	Step Up	-10%; -15%; -20%; -40%	2%	100%	NA

NASDAQ-100 Price Return Index*	Market Index	1 year	Step Up	-10%; -15%; -20%; -40%	2%	100%	NA

S&P 500 Price Return Index*	Market Index	6 year 1 year	Dual Direction	-10%; -15%; -20%; -40% -10%; -15%; -20%	12% 2%	100%	NA

Russell 2000 ® Price Return Index*	Market Index	6 year 1 year	Dual Direction	-10%; -15%; -20%; -40% -10%; -15%; -20%	12% 2%	100%	NA

MSCI EAFE Price Return Index*	Market Index	6 year 1 year	Dual Direction	-10%; -15%; -20%; -40% -10%; -15%; -20%	12% 2%	100%	NA

NASDAQ-100 Price Return Index*	Market Index	6 year 1 year	Dual Direction	-10%; -15%; -20%; -40% -10%; -15%; -20%	12% 2%	100%	NA

S&P 500 Price Return Index*	Market Index	6 year 1 year	Dual Step Up	-10%; -15%; -20%; -40%	12% 2%	100%	NA

					Minimum Limit on Index Gains for the Life of the Segment
Index	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss if held until Segment Maturity Date (Segment Buffer)	Performance Cap Rate	Participation Rate	Step Rate

Russell 2000 ® Price Return Index*	Market Index	6 year 1 year	Dual Step Up	-10%; -15%; -20%; -40%	12% 2%	100%	NA

MSCI EAFE Price Return Index*	Market Index	6 year 1 year	Dual Step Up	-10%; -15%; -20%; -40%	12% 2%	100%	NA

NASDAQ-100 Price Return Index*	Market Index	6 year 1 year	Dual Step Up	-10%; -15%; -20%; -40%	12% 2%	100%	NA

S&P 500 Price Return Index *	Market Index	1 year	Enhanced Upside	-10%	2%	125%	NA

S&P 500 Price Return Index*	Market Index	6 year 1 year	Dual Step Tier	-10%; -20% -10%	12% 2%	100%	1%

Russell 2000 ® Price Return Index*	Market Index	6 year 1 year	Dual Step Tier	-10%; -20% -10%	12% 2%	100%	1%

MSCI EAFE Price Return Index*	Market Index	6 year 1 year	Dual Step Tier	-10%; -20% -10%	12% 2%	100%	1%

NASDAQ-100 Price Return Index*	Market Index	6 year 1 year	Dual Step Tier	-10%; -20% -10%	12% 2%	100%	1%

S&P 500 Price Return Index *	Market Index	6 year	Best Entry	-10%	12%	100%	NA

S&P 500 Price Return Index *	Market Index	1 year	Dual Direction Downside Advantage	-10%; -15%	2%	100%	NA

Russell 2000 ® Price Return Index*	Market Index	1 year	Dual Direction Downside Advantage	-10%; -15%	2%	100%	NA

MSCI EAFE Price Return Index*	Market Index	1 year	Dual Direction Downside Advantage	-10%; -15%	2%	100%	NA

NASDAQ-100 Price Return Index*	Market Index	1 year	Dual Direction Downside Advantage	-10%; -15%	2%	100%	NA

Optimal Mix U.S. (S&P 500 Price Return Index*, Russell 2000 ® Price Return Index*, and NASDAQ-100 Price Return Index*)†	Market Indices	6 year 1 year	Optimal Mix U.S.	-10%	12% 2%	100%	NA

Optimal Mix Global (S&P 500 Price Return Index*, Russell 2000 ® Price Return Index*, NASDAQ-100 Price Return Index*, and MSCI EAFE Price Return Index*)†	Market Indices	6 year 1 year	Optimal Mix Global	-10%	12% 2%	100%	NA
*
The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

†
Optimal Mix Segments are comprised of a combination of three or four component Indices, as applicable. Optimal Mix U.S. Segments use the S&P 500 Price Return Index, Russell 2000
®
Price Return Index, and
NASDAQ-100
Price Return Index weighted 50%, 30%, and 20% based on highest to lowest index return for the Segment Duration. Optimal Mix Global Segments use the S&P 500 Price Return Index, Russell 2000
®
Price Return Index,
NASDAQ-100
Price Return Index, and MSCI EAFE Price Return Index weighted 40%, 30%, 20%, and 10% based on highest to lowest index return for the Segment Duration.

We may change the Indices and/or Segment Options, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested. Our minimum Performance Cap Rate for 6 year Segments is 12% (2% for 1 year Segments and 0.5% for 3 month Segments). Our minimum Participation Rate is 100%. Our minimum Step Rate is 1%. We will not open a Segment with a Performance Cap Rate, Participation Rate, and Step Rate (if applicable) below the applicable minimum rate.

The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate exi sti
ng Fixed Options. We will provide you with written notice before doing so. See “Guaranteed interest option” in “Purchasing your contract” for information about the GIO, “Dollar Cap Averaging Programs” in “Benefits available under the contract” for information about the Dollar Cap Averaging Accounts, and “SIO” in “Purchasing your contract” for information about the Segment Type Holding Accounts”.

Name	Term	Minimum Guaranteed Interest Rate
Guaranteed Interest Option	NA	0.15%
General Dollar Cap Averaging Account	3 or 6 months	0.15%
Special Dollar Cap Averaging Account	3 or 6 months	0.15%
Segment Type Holding Account	NA	0.15%

Investment Option Restrictions:
Depending on the contract benefits you choose, you may be restricted in how much you can invest in certain Investment Options, or certain Investment Options may not be available at all, as noted in the following table.

Contract Benefit	Investment Option Restriction
Highest Anniversary Value Death Benefit Greater of Death Benefit	Cannot invest in any Segment Type using the iShares Bitcoin Trust ETF
Return of Premium Death Benefit Standard (Account Value) Death Benefit
•
Cannot allocate more than 25% of any contribution to Segment Types using the iShares Bitcoin Trust ETF.

•
Transfers of account value into Segment Types using the iShares Bitcoin Trust ETF will only be permitted up to 25% of account value in all Segment Types using the iShares Bitcoin Trust ETF following such transfer.

•
Transfers of Segment Maturity Value into Segment Types using the iShares Bitcoin Trust ETF according to “allocations on file” maturity instructions will only be permitted up to 25% of account value in all Segment Types using the iShares Bitcoin Trust ETF following such transfer.

Dollar Cap Averaging Program	Cannot invest in any Segment Type using the iShares Bitcoin Trust ETF

Equitable Financial Life Insurance Company of America

Equitable Financial Life Insurance Company

Supplement dated August 14, 2026 to the Structured Capital Strategies® Premier Statement of Additional Information dated May 1, 2026

This Supplement modifies certain information in the above-referenced Statement of Additional Information (the “SAI”) offered by Equitable Financial Life Insurance Company of America and Equitable Financial Life Insurance Company (the “Company”). You should read this Supplement in conjunction with your SAI and retain it for future reference. This Supplement incorporates the SAI by reference. Unless otherwise indicated, all other information included in your SAI remains unchanged. The terms we use in this Supplement have the same meaning as in your SAI. We will send you another copy of any SAI or supplement without charge upon request. Please contact the customer service center at 877-899-3743.

The following hereby amends the corresponding sections in “Components and Specific Inputs of the Calculation — Fair Value of Hypothetical Derivatives”:

Fair Value of Hypothetical Derivatives. The Segment Interim Value formula includes an element designed to provide a market value of the potential gain or loss at Segment maturity, consistent with how distributions at the end of a Segment are treated. We accomplish this estimate by calculating the value of the downside protection that would be provided at maturity as well as the upper limit that would be placed on gains at maturity by the Performance Cap Rate using hypothetical derivatives.

When valuing the hypothetical Derivatives as part of the Segment Interim Value calculation, we use inputs that are consistent with market prices that reflect the estimated cost of exiting the hypothetical Derivatives before Segment maturity.

Our fair market value methodology, including the market standard model we use to calculate the fair value of the hypothetical Derivatives for each particular Segment, may result in a fair value that is higher or lower than the fair value other methodologies and models would produce. Our fair value may also be higher or lower than the actual market price of the identical derivatives. As a result, the Segment Interim Value you receive may be higher or lower than what other methodologies and models would produce. Please note that based on market conditions and other factors, including Segment Duration, the estimated cost of exiting hypothetical derivatives will likely vary between Segment Options, as well as, between individual Segments both with the same Segment Start Date and with different Segment Start Dates. We periodically reevaluate our estimated exit costs and our underlying estimated exit costs methodology based on a number of factors, including past experience, and may prospectively adjust the estimated cost of exiting hypothetical derivatives up or down.

The following types of hypothetical options are used to calculate the Fair Value of Hypothetical Derivatives at the time the Segment Interim Value is determined:

(A)	At-the-Money Call Option (strike price equals the index value at Segment inception). The potential for gain is estimated using the value of this hypothetical option.

(B)

Out-of-the-Money Call Option (strike price equals the index increased by the Performance Cap Rate or for Segments with Participation Rates greater than 100%, strike price equals the index increased by the Performance Cap Rate divided by the Participation Rate). The potential for gain in excess of the Performance Cap Rate is estimated using the value of this hypothetical option.

(C)	Out-of-the-Money Put Option (strike price equals the index decreased by the Segment Buffer). The risk of loss is estimated using the value of this hypothetical option.

•	It is important to note that this put option value will almost always reduce the Segment Interim Value, even where the Index is higher at the time of the withdrawal than at the time of the original investment.

(D)	At-the-Money Binary Call Option (strike price equals the index value at Segment inception). The potential gain is estimated using the value of this hypothetical option.

(E)	At the Money Put Option (strike price equals index value at Segment inception). The potential for gain in a down market is estimated using the value of this hypothetical option.

(F)

Out-of-the-Money Binary Put Option (strike price equals index value at Segment inception minus Segment Buffer). The risk of loss in a down market in excess of the Buffer is estimated using the value of this hypothetical option.

•	It is important to note that the put option value and binary put option value will almost always reduce the Segment Interim Value, even where the Index is higher at the time of the withdrawal than at the time of the original investment.

(G)	In-the-Money Binary Call Option (strike price equals the index decreased by the Segment Buffer). The potential gain is estimated using the value of this hypothetical option.

(H)

At-the-Money Partial Time Floating Strike Lookback Call Option (strike price equals the index value on Best Entry Date). The potential for gain is estimated using the value of this hypothetical option.

(I)

Out-of-the-Money Partial Time Floating Strike Lookback Call Option (strike price equals the index increased by the Performance Cap Rate). The potential for gain in excess of the Performance Cap Rate is estimated using the value of this hypothetical option.

(J)

Out-of-the-Money Partial Time Floating Strike Lookback Put Option (strike price equals the index decreased by the Segment Buffer). The risk of loss is estimated using the value of this hypothetical option.

•	It is important to note that this put option value will almost always reduce the Segment Interim Value, even where the Index is higher at the time of the withdrawal than at the time of the original investment.

(K)	Out-of-the-Money Call Option (strike price equals the index increased by the Step Rate). The potential for gain in excess of the Step Rate is estimated using the value of this hypothetical option.

(L)

In-the-Money Binary Call Option (strike price equals the index decreased by the Segment Buffer, and payout equal to the Step Rate). The potential gain is estimated using the value of this hypothetical option.

(M)	At-the-Money Rainbow Call Option (strike price equals the relative component indices value at Segment inception). The potential for gain is estimated using the value of this hypothetical option.

(N)

Out-of-the-Money Rainbow Call Option (strike price equals the relative component indices value increased by the Performance Cap Rate). The potential for gain in excess of the Performance Cap Rate is estimated using the value of this hypothetical option.

(O)

Out-of-the-Money Rainbow Put Option (strike price equals the relative component indices values decreased by the Segment Buffer). The risk of loss is estimated using the value of this hypothetical option.

•	It is important to note that this put option value will almost always reduce the Segment Interim Value, even where the value of the component indices are higher at the time of the withdrawal than at the time of the original investment.

For each Segment, we designate and value the hypothetical options, each of which is tied to the performance of the Index underlying the Segment in which you are invested. For each Optimal Mix Segment, we designate and value the hypothetical options which are tied to the blended relative value of the component indices underlying the Segment in which you are invested.

For Standard Segments, the Fair Value of Hypothetical Derivatives is equal to (A) minus (B) minus (C), as defined above.

For Step Up Segments, the Fair Value of Hypothetical Derivatives is equal to (D) minus (C), as defined above.

For Dual Direction Segments, the Fair Value of hypothetical Derivatives is equal to (A) minus (B) plus (E) minus (C) minus (F), as defined above, where Dual Direction Segments use two of hypothetical option (C).

For Enhanced Upside Segments, the Fair Value of Hypothetical Derivatives is equal to (A) minus (B) minus (C), as defined above, where Enhanced Upside Segments use a multiple of both hypothetical option (A) and hypothetical option (B), specifically the option quantity is multiplied by the Participation Rate.

For Dual Step Up Segments, the Fair Value of Hypothetical Derivative is equal to (G) minus (C), as defined above.

For Best Entry Segments, the Fair Value of Hypothetical Derivatives is equal to (H) minus (I) minus (J), as defined above.

For Dual Step Tier Segments, the Fair Value of Hypothetical Derivatives is equal to (K) minus (B) plus (L) minus (C), as defined above.

For Dual Direction Downside Advantage Segments, the Fair Value of Hypothetical Derivatives is equal to (A) minus (B) plus (E) minus (C) minus (F), as defined above, where Dual Direction Downside Advantage Segments use three of hypothetical option (C), two of hypothetical option (E), and two of hypothetical option (F).

For Optimal Mix Segments, the Fair Value of Hypothetical Derivatives is equal to (M) minus (N) minus (O), as defined above, where the fair value of the hypothetical options is tied to the blended relative value of the component indices with payoffs dependent on the indices sorted by their performance at maturity.

In addition to the inputs discussed above, the Fair Value of Hypothetical Derivatives is also affected by the time remaining until the Segment Maturity Date.

2

We determine the fair value of each of the applicable designated hypothetical options for a Standard, Step Up, Dual Direction, Enhanced Upside, Dual Step Up, or Dual Direction Downside Advantage Segment using a market standard model for valuing a European option on the Index, assuming a continuous dividend yield or net convenience value, with inputs that are consistent with market prices that reflect the estimated cost of exiting the hypothetical Derivatives prior to Segment maturity. If we did not take into account the estimated exit price, your Segment Interim Value would be greater.

In addition, the estimated fair value price used in the Segment Interim Value calculation may vary higher or lower from other estimated prices and from what the actual selling price of identical derivatives would be at any time during each Segment. If our estimated fair value price is lower than the price under other fair market estimates or for actual transactions, then your Segment Interim Value will be less than if we used those other prices when calculating your Segment Interim Value. Any variance between our estimated fair value price and other estimated or actual prices may be different from Segment Type to Segment Type and may also change from day to day.

Each hypothetical option has a notional value on the Segment Start Date equal to the Segment Investment on that date. The notional value is the price of the underlying Index at the inception of the Segment. In the event that a number of options, or a fractional number of options, are being valued, the notional value would be the number of hypothetical options multiplied by the price of the Index at inception.

For an Optimal Mix Segment, we determine the fair value of the hypothetical options tied to the blended relative value of the component indices underlying the Optimal Mix Segment using a market standard model for valuing exotic options with payoffs dependent on the indices sorted by their performance at maturity using the assumptions, inputs and values discussed above.

We use the following model inputs:

(1)

Implied Volatility of the Index — This input varies with (i) how much time remains until the Segment Maturity Date of the Segment, which is determined by using an expiration date for the designated option that corresponds to that time remaining and (ii) the relationship between the strike price of that option and the level of the Index at the time of the calculation. This relationship is referred to as the “moneyness” of the option described above and is calculated as the ratio of current price to the strike price. Direct market data for these inputs for any given early distribution are generally not available, because options on the Index that actually trade in the market have specific maturity dates and moneyness values that are unlikely to correspond precisely to the Segment Maturity Date and moneyness of the designated option that we use for purposes of the calculation. Accordingly, we use the following method to estimate the implied volatility of the Index. We use daily quotes of implied volatility from independent third parties using the model described above and based on the market prices for certain options. Specifically, implied volatility quotes are obtained for options with the closest maturities above and below the actual time remaining in the Segment at the time of the calculation and, for each maturity, for those options having the closest moneyness value above and below the actual moneyness of the designated option, given the level of the Index at the time of the calculation. In calculating the Segment Interim Value, we will derive a volatility input for your Segment’s time to maturity and strike price by linearly interpolating between the implied volatility quotes that are based on the actual adjacent maturities and moneyness values described above, as follows:

(a)

We first determine the implied volatility of an option that has the same moneyness as the designated option but with the closest available time to maturity shorter than your Segment’s remaining time to maturity. This volatility is derived by linearly interpolating between the implied volatilities of options having the times to the applicable maturity that are above and below the moneyness value of the hypothetical option.

(b)

We then determine the implied volatility of an option that has the same moneyness as the designated option but with the closest available time to maturity longer than your Segment’s remaining time to the applicable maturity. This volatility is derived by linearly interpolating between the implied volatilities of options having the times to maturity that are above and below the moneyness value of the designated option.

(c)	The volatility input for your Segment’s time to maturity will then be determined by linearly interpolating between the volatilities derived in steps (a) and (b).

(2)

Swap Rate — We use key derivative swap rates obtained from information provided by independent third parties which are recognized financial reporting vendors. Swap rates are obtained for maturities adjacent to the actual time remaining in the Segment at the time of the early distribution. We use linear interpolation to derive the exact remaining duration rate needed as the input.

(3)

Index Dividend Yield — On a daily basis, we use the projected annual dividend yield across the entire Index obtained from information provided by independent third-party financial institutions. This value is a widely used assumption and is readily available from recognized financial reporting vendors.

Generally, a put option has an inverse relationship with its underlying Index, while a call option has a direct relationship. In addition to the inputs discussed above, the Fair Value of Derivatives is also affected by the time to the Segment Maturity Date.

3

PART C

OTHER INFORMATION

ITEM 27.	EXHIBITS

(a)	Board of Directors Resolution.

Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States (“Equitable”) authorizing the establishment of the Registrant, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on June 7, 1996.

(b)	Custodial Agreements. Not Applicable.

(c)	Underwriting Contracts.

(1)

Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on August 5, 2011.

(a)

First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445) filed on August 11, 2005.

(b)

Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors LLC incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(c)

Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 19, 2016.

(d)

Fourth Amendment dated as of August 1, 2015 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(e)

Amended and Restated Distribution Agreement dated November 1, 2023, by and between Equitable Financial Life Insurance Company and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-254385) filed on April 22, 2024.

(2)

Distribution and Servicing Agreement dated as of May 1, 1994, among Equico Securities (now AXA Advisors, LLC), The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), refiled electronically July 10, 1998.

(a)

Letter of Agreement dated April 20, 1998 for Distribution Agreement, among The Equitable Life Assurance Society of the United States and EQ Financial Consultants, Inc. (now AXA Advisors, LLC), incorporated herein by reference to Registration Statement on Form N-4 (File No. 33-83750), filed on May 1, 1998.

(3)

Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 25, 2001.

(4)

Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 25, 2001.

(5)

General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 19, 2004.

(a)

First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(b)

Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(c)

Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries Incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(d)

Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(e)

Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

(f)

Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

(g)

Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2009.

(h)

Eighth Amendment dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2009.

(i)

Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(j)

Tenth Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750), filed on October 16, 2014.

(k)

Eleventh Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750), filed on October 16, 2014.

(l)

Twelfth Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750), filed on October 16, 2014.

(m)

Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202147) filed on September 9, 2015.

(n)

Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

(o)

Sixteenth Amendment dated May 1, 2016 to the General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(p)

Seventeenth Amendment to General Agent Sales Agreement, dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC, (“General Agent”) “) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(q)

Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1, 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(r)

Nineteenth Amendment to General Agent Sales Agreement dated January 1, 2020, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

(s)

Twentieth Amendment to General Agent Sales Agreement dated September 1, 2021, by and between Equitable Financial Life Insurance Company and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed April 20, 2022.

(t)

Twenty First Amendment to General Agent Sales Agreement dated January 1, 2022, by and between Equitable Financial Life Insurance Company and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed April 20, 2022.

(u)

Twenty Second Amendment to General Agent Sales Agreement dated November 13, 2023, by and between Equitable Financial Life Insurance Company and Equitable Network, LLC, incorporated herein by reference to Registration Statement (File No. 333-254385) filed on April 22, 2024.

(v)

Twenty Third Amendment to General Agent Sales Agreement dated January 1, 2025, by and between Equitable Financial Life Insurance Company and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-285624) filed March 7, 2025.

(w)

Twenty Fourth Amendment to General Sales Agreement dated January 1, 2025 by and between Equitable Financial Life Insurance Company and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form S-1 (File No. 333-284948) filed on February 13, 2026.

(6)

Broker-Dealer and General Agent Sales Agreement between Equitable Distributors, LLC and Broker-Dealer and General Agent, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-265027), filed on January 30, 2024.

(7)

Wholesale Broker-Dealer Supervisory and Sale Agreement between the Broker-Dealer and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-265027), filed on January 30, 2024.

(8)

Broker General Agent Agreement between Broker General Agent and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-265027), filed on January 30, 2024.

(a)

Amendment to Brokerage General Agent Sales Agreement between Brokerage General Agency and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-265027), filed on January 30, 2024.

(9)

Amended and Restated Agreement for Cooperative and Joint Use of Personnel, Property and Services between Equitable Financial Life Insurance Company and Equitable Distributors, LLC, dated November 1, 2023, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-254385) filed on April 22, 2024.

(d)	Contracts. (Including Riders and Endorsements)

(1)	Form of Contract, ICC25-SCSBASE3 (CWC – with Contract Fee), incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285624) filed on September 16, 2025.

(2)	Form of Contract, ICC25-SCSBASE4 (No CWC – with Contract Fee), incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285624) filed on September 16, 2025.

(3)	Form of Endorsement, ICC25-CCSCSPR, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285624) filed on September 16, 2025.

(4)	Form of Endorsement, ICC25-INHIRA, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285624) filed on September 16, 2025.

(5)	Form of Endorsement, ICC25-INHNQ, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285624) filed on September 16, 2025.

(6)	Form of Endorsement, ICC25-INHROTH, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285624) filed on September 16, 2025.

(7)	Form of Endorsement, ICC25-IRA, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285624) filed on September 16, 2025.

(8)	Form of Endorsement, ICC25-NQ, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285624) filed on September 16, 2025.

(9)	Form of Endorsement, ICC25-QPDB, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285624) filed on September 16, 2025.

(10)	Form of Endorsement, ICC25-QPDC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285624) filed on September 16, 2025.

(11)	Form of Endorsement, ICC25-ROTH, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285624) filed on September 16, 2025.

(12)	Form of Endorsement, ICC25-SEP, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285624) filed on September 16, 2025.

(13)	Form of Rider, ICC25-BE, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285624) filed on September 16, 2025.

(14)	Form of Rider, ICC25-DD, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285624) filed on September 16, 2025.

(15)	Form of Rider, ICC25-DST, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285624) filed on September 16, 2025.

(16)	Form of Rider, ICC25-DSU, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285624) filed on September 16, 2025.

(17)	Form of Rider, ICC25-EU, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285624) filed on September 16, 2025.

(18)	Form of Rider, ICC25-GRDB, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285624) filed on September 16, 2025.

(19)	Form of Rider, ICC25-HAVDB, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285624) filed on September 16, 2025.

(20)	Form of Rider, ICC25-ROPSCSPR, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285624) filed on September 16, 2025.

(21)	Form of Rider, ICC25-ST, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285624) filed on September 16, 2025.

(22)	Form of Rider, ICC25-SU, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285624) filed on September 16, 2025.

(23)	Form of Data Pages (ICC25-DPBSCSPR), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-285624) filed on April 22, 2026.

(24)	Form of Data Pages (ICC25-DPCSCSPR), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-285624) filed on April 22, 2026.

(25)	Form of Table of Guaranteed Annuity Payments (ICC25-TGAP1), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-285624) filed on April 22, 2026.

(26)	Form of Table of Guaranteed Annuity Payments (ICC25-TGAP2), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-285624) filed on April 22, 2026.

(27)	Form of Table of Guaranteed Annuity Payments (ICC25-TGAP3), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-285624) filed on April 22, 2026.

(28)	Form of Endorsement (ICC25DCA-SCSPR), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-285624) filed on April 22, 2026.

(29)	Form of Data Page, ICC26-DPBSCSPR, filed herewith.

(30)	Form of Data Page – ICC26-DPCSCSPR, filed herewith.

(31)	Form of Rider – ICC26-BIT, filed herewith.

(32)	Form of Rider – ICC26-DDDA, filed herewith.

(33)	Form of Rider – ICC26-OM, filed herewith.

(e)	Applications.

(1)	Form of Application, ICC25 App SCS PR, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-285624) filed on September 16, 2025.

(2)	Form of Application – ICC26 App SCSPR, filed herewith.

(f)	Insurance Company’s Certificate of Incorporation And By-Laws.

(1)	Restated Charter of Equitable Financial Life Insurance Company incorporated herein by reference to Registration Statement on Form N-6, (File No. 333-232418), filed on June 29, 2020.

(2)

By-Laws of Equitable Financial Life Insurance Company, as amended September 23, 2020, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-254385) filed on March 17, 2021.

(g)	Reinsurance Contracts. Not Applicable

(h)	Participation Agreements. Not Applicable

(i)	Administrative Contracts. Not applicable.

(j)	Other Material Contracts. Not applicable.

(k)	Legal Opinion.

Opinion and Consent of Counsel, filed herewith.

(l)	Other Opinions.

(1)	Consent of Independent Registered Public Accounting Firm, filed herewith.

(m)	Omitted Financial Statements. Not applicable.

(n)	Initial Capital Agreements. Not applicable.

(o)	Form of Initial Summary Prospectus to Registration Statement on Form N-4 (File No. 333-285624) filed herewith.

(p)	Power of Attorney. filed herewith.

(q)	Letter Regarding Change in Certifying Accountant. Not Applicable.

(r)	Historical Current Limits on Index Gains, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-285624) filed on April 22, 2026.

101.INS	XBRL Instance Document - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the Inline XBRL document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

101.LAB	XBRL Taxonomy Extension Label Linkbase Document

101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

ITEM 28. DIRECTORS AND OFFICERS OF THE INSURANCE COMPANY.

Set forth below is information regarding the directors and principal officers of the Insurance Company. The Insurance Company’s address is 1345 Avenue of the Americas, New York, New York 10105. The business address of the persons whose names are preceded by an asterisk is that of the Insurance Company.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH THE INSURANCE COMPANY

DIRECTORS

Douglas A. Dachille	Director
Legacy Liability Solutions, LLC
161 N. Clark Street
Chicago, IL 60602

Francis Hondal	Director
10050 W. Suburban Drive
Pinecrest, FL 33156

Arlene Isaacs-Lowe	Director
1830 South Ocean Drive, #1411
Hallandale, FL 33009

Daniel G. Kaye	Director
767 Quail Run
Inverness, IL 60067

Joan Lamm-Tennant	Director
846 9th Avenue S.
Naples, FL 34102

Craig MacKay	Director
England & Company
1133 Avenue of the Americas
Suite 2719
New York, NY 10036

Bertram L. Scott	Director
3601 Hampton Manor Drive
Charlotte, NC 28226

George Stansfield	Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill	Director
Founding Partner
Green & Blue Advisors
525 Park Avenue, 8D
New York, NY 10065

OFFICER-DIRECTOR

*Mark Pearson	Director and Chief Executive Officer

OTHER OFFICERS

*Nicholas B. Lane	President

*Kurt W. Meyers	Chief Legal Officer and Secretary

*Jeffrey J. Hurd	Chief Operating Officer

*Robin M. Raju	Chief Financial Officer

*Michael B. Healy	Chief Information Officer

*Nicholas Huth	Chief Compliance Officer

*William Eckert	Chief Accounting Officer

*David W. Karr	Signatory Officer

*Erik Bass	Chief Strategy Officer

*Mary Jean Bonadonna	Signatory Officer

*Nicholas Chan	Deputy Treasurer

*Eric Colby	Signatory Officer

*Glen Gardner	Chief Investment Officer

*Kenneth Kozlowski	Signatory Officer

*Carol Macaluso	Signatory Officer

*James Mellin	Signatory Officer

*Hillary Menard	Signatory Officer

*Ralph Petruzzo	Deputy General Counsel, Assistant Secretary and Signatory Officer

*Maryanne (Masha) Mousserie	Signatory Officer

*Prabha (“Mary”) Ng	Chief Information Security Officer

*Antonio Di Caro	Signatory Officer

*Dorothy (Jean) Kelley	Signatory Officer

*Stephen Scanlon	Signatory Officer

*Samuel Schwartz	Signatory Officer

*Stephanie Shields	Signatory Officer

*Joseph M. Spagnuolo	Signatory Officer

*Qi Ning (“Peter”) Tian	Treasurer

*Gina Tyler	Chief Communications Officer

*David Ward	Head of Government Relations and Signatory Officer

*Xu (“Vincent”) Xuan	Head of Life Insurance and Signatory Officer, Appointed Actuary

*Yun (“Julia”) Zhang	Chief Risk Officer

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTERED SEPARATE ACCOUNT.

Equitable Financial Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of Equitable Holdings, Inc. (the “Holding Company”).

Set forth below is the subsidiary chart for the Holding Company:

Equitable Holdings, Inc. - Subsidiary Organization Chart: Q1-2026 is incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-285624) filed on May 8, 2026.

ITEM 30.	INDEMNIFICATION

(a)	Indemnification of Directors and Officers

The by-laws of Equitable Financial Life Insurance Company (the “Company”) provide, in Article VII, as follows:

7.4	Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

(i)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

(ii)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

(iii)	the related expenses of any such person in any of said categories may be advanced by the Company.

(b)

To the extent permitted by the law of the State of New York, the Company, or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss.1216)

The directors and officers of the Company are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, ACE, Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company Ltd.), Aspen Bermuda XS, CNA, AIG, Nationwide, Berkley, Berkshire, SOMPO, Chubb, Markel, Ascot, Bowhead and Westfield. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

(b)	Indemnification of Principal Underwriters

To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, Equitable Distributors, LLC and Equitable Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of Equitable Distributors, LLC and Equitable Advisors, LLC.

(c)	Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS

(a)(1)	Equitable Advisors, LLC and Equitable Distributors, LLC are the principal underwriters for:

(i)	Separate Account No. 49, Separate Account No. 70, Separate Account A, Separate Account FP, Separate Account I and Separate Account No. 45 of Equitable Financial

(ii)	Separate Account No. 49B of Equitable Colorado

(iii)	EQ Advisors Trust

(iv)	Variable Account AA, Equitable America Variable Account A, Equitable America Variable Account K, Equitable America Variable Account L, and Equitable America Variable Account No. 70A.

(a)(2)	Equitable Advisors is the principal underwriter of Equitable Financial’s Separate Account No. 301.

(b)	Set forth below is certain information regarding the directors and principal officers of Equitable Advisors, LLC and Equitable Distributors, LLC:

EQUITABLE ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*David Karr	Director, Chairman of the Board and Chief Executive Officer

*Nicholas B. Lane	Director

*Frank Massa	Director and President

*Yun (“Julia”) Zhang	Director

*Ralph E. Browning, II	Chief Privacy Officer

*Mary Jean Bonadonna	Chief Risk Officer

*Patricia Boylan	Chief Compliance Officer, Broker Dealer and Registered Investment Advisor

*Nia Dalley	Vice President and Chief Conflicts Officer

*Brett Esselburn	Vice President, Investment Sales and Financial Planning

*Gina Jones	Vice President and Financial Crime Officer

*Tracy Zimmerer	Vice President and Principal Operations Officer

*Sean Donovan	Assistant Vice President

*Alan Gradzki	Assistant Vice President

*Janie Smith	Assistant Vice President

*James Mellin	Chief Sales Officer

*Candace Scappator	Assistant Vice President, Controller and Principal Financial Officer

*Prabha (“Mary”) Ng	Chief Information Security Officer

*Alfred Ayensu-Ghartey	Vice President

*Joshua Katz	Vice President

*Dustin Long	Vice President

*Sean George	Head of Business Development, Equitable Advisors

*Christian Cannon	President and General Counsel

*Paul Scott Peterson	Vice President, Assistant Treasurer and Signatory Officer

*Samuel Schwartz	Vice President

*Dennis Sullivan	Vice President

*Qi Ning “Peter” Tian	Director, Senior Vice President, Treasurer and Signatory Officer

*Greg Boosin	Vice President

*Seung Hee (“Stella”) Lee	Secretary

*Christine Medy	Assistant Secretary

*Francesca Divone	Assistant Secretary

EQUITABLE DISTRIBUTORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*Nicholas B. Lane	Director, Chairman of the Board, President and Chief Executive Officer

*James Kais	Director and Head of Group Retirement

*Ursula Carty	Head of Commercial Line Marketing

*Qi Ning (“Peter”) Tian	Treasurer and Signatory Officer

*Peter D. Golden	Individual Retirement, National Sales Manager and Signatory Officer

*Page Long	Individual Retirement, Head of Strategic Accounts and Signatory Officer

*Andrew Shaw	National Sales Manager for 1290 Funds and Signatory Officer

*James O’Connor	Head of Business Development and Key Accounts Group Retirement

*David Kahal	Financial Protection, Head of Life Distribution and Signatory Officer

*Fred Makonnen	Group Retirement, National Sales Manager and Signatory Officer

*Arielle D’ Auguste	Signatory Officer and General Counsel

*Christopher LaRussa	Chief Compliance Officer

*Candace Scappator	Signatory Officer, Chief Financial Officer, Principal Financial Officer and Principal Operations Officer

*Gina Jones	Signatory Officer and Financial Crime Officer

*Yun (“Julia”) Zhang	Signatory Officer and Chief Risk Officer

*Francesca Divone	Secretary

*Stephen Scanlon	Director, Head of Individual Retirement and Signatory Officer

*Prabha (“Mary”) Ng	Signatory Officer and Chief Information Security Officer

*Seung Hee (“Stella”) Lee	Assistant Secretary

*Christine Medy	Assistant Secretary

* Principal Business Address: 1345 Avenue of the Americas NY, NY 10105

(c)

Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commission	Other Compensation
Equitable Advisors, LLC	N/A	$0	$0	$0
Equitable Distributors, LLC	N/A	$0	$0	$0

ITEM 31A.	INFORMATION ABOUT CONTRACTS WITH INDEX-LINKED OPTIONS AND FIXED OPTIONS SUBJECT TO A CONTRACT ADJUSTMENT

(a)

Name of the Contract	Number of Contracts Outstanding	Total value attributable to the Index- Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Structured Capital Strategies® Premier	5	704,267	5	708,279	0	No

(b)	See Exhibit (27)(r) Historical Current Limits on Index Gains.

ITEM 32.	LOCATION OF ACCOUNTS AND RECORDS

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable Financial Life Insurance Company at 8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333. The policies files are kept at Access Corp., 9510 Rodney Street, Pineville, NC 28134 and Record Storage Systems, 14620 Carowinds Boulevard, Charlotte, NC 28273.

ITEM 33.	MANAGEMENT SERVICES

Not applicable.

ITEM 34.	FEE REPRESENTATION

(a)	Not applicable.

(b)	The Insurance Company undertakes:

(1)

To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by section 10(a)(3) of the Securities Act; and

(2)

That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 the Insurance Company certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf in the City of New York, and State of New York on this 14th day of August, 2026.

Equitable Financial Life Insurance Company
(Insurance Company)

By:	/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey Vice President and Associate General Counsel

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Robin Raju	Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Chief Accounting Officer

*DIRECTORS:

Douglas A. Dachille Francis Hondal Arlene Isaacs-Lowe Daniel G. Kaye	Joan Lamm-Tennant Craig MacKay Mark Pearson	Bertram Scott George Stansfield Charles G.T. Stonehill

*By:	/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey
Attorney-in-Fact

August 14, 2026